T. ROWE PRICE Africa & Middle East Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BAHRAIN 0.6%
Common Stocks 0.6%
Aluminium Bahrain  219,179 622
Total Bahrain (Cost $630) 622
CANADA 0.7%
Common Stocks 0.7%
Ivanhoe Mines, Class A (1) 53,600 701
Total Canada (Cost $486) 701
EGYPT 1.5%
Common Stocks 1.5%
Commercial International Bank, GDR (USD)  417,755 691
Integrated Diagnostics Holdings (USD) (1) 2,360,232 730
Total Egypt (Cost $2,494) 1,421
KUWAIT 5.9%
Common Stocks 5.9%
Boursa Kuwait Securities  191,382 1,295
Gulf Bank  1,569,093 1,597
National Bank of Kuwait  946,051 2,805
Total Kuwait (Cost $5,254) 5,697
MAURITIUS 0.5%
Common Stocks 0.5%
Alphamin Resources (CAD)  644,500 467
Total Mauritius (Cost $427) 467
MOROCCO 1.1%
Common Stocks 1.1%
Label Vie  2,291 1,051
Total Morocco (Cost $458) 1,051

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 1.5%
Common Stocks 1.5%
Prosus  42,654 1,488
Total Netherlands (Cost $1,279) 1,488
QATAR 8.3%
Common Stocks 8.3%
Industries Qatar  377,654 1,359
Meeza QSTP  816,539 794
Qatar Gas Transport  1,295,290 1,603
Qatar National Bank  1,021,582 4,285
Total Qatar (Cost $7,999) 8,041
SAUDI ARABIA 44.5%
Common Stocks 44.5%
Al Hassan Ghazi Ibrahim Shaker (1) 74,006 555
Al Rajhi Bank  477,046 10,877
Alamar Foods  26,414 539
Aldrees Petroleum & Transport Services  36,870 1,109
AlKhorayef Water & Power Technologies (1) 19,276 929
Arabian Internet & Communications Services  10,829 849
Bupa Arabia for Cooperative Insurance  19,535 1,200
Etihad Etisalat  142,052 1,973
Jarir Marketing  280,435 971
Leejam Sports  12,565 669
Mouwasat Medical Services  56,327 1,812
Nahdi Medical  32,141 1,138
Power & Water Utility for Jubail & Yanbu  72,001 1,182
Sahara International Petrochemical  167,288 1,273
Saudi Arabian Oil  337,295 2,481
Saudi Awwal Bank  322,972 3,379
Saudi Basic Industries  148,606 3,121
Saudi National Bank  639,707 6,464
Saudia Dairy & Foodstuff  8,071 739
United International Transportation  78,224 1,865
Total Saudi Arabia (Cost $31,829) 43,125

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 24.2%
Common Stocks 24.2%
Anglo American Platinum  28,146 1,093
Aspen Pharmacare Holdings  162,602 2,248
Bid  93,459 2,328
Bidvest Group  122,824 1,846
Capitec Bank Holdings  15,655 2,441
Clicks Group  68,714 1,337
FirstRand  734,818 3,302
Foschini Group  166,554 1,231
Naspers, Class N  21,940 4,245
Northam Platinum Holdings  67,621 531
Pick n Pay Stores (1) 409,802 523
Pick n Pay Stores, Rights, 8/6/2024 (1) 190,188 83
Sanlam  317,237 1,421
Truworths International  167,574 834
Total South Africa (Cost $15,858) 23,463
SWITZERLAND 0.8%
Common Stocks 0.8%
Cie Financiere Richemont, Class A (ZAR)  5,069 772
Total Switzerland (Cost $648) 772
UNITED ARAB EMIRATES 8.4%
Common Stocks 8.4%
ADNOC Drilling  956,309 1,146
ADNOC Logistics & Services  976,922 1,251
AL Yah Satellite Communications  1,436,417 825
Emirates NBD Bank  139,146 723
First Abu Dhabi Bank  851,849 3,027
Parkin (1) 1,310,756 1,135
Total United Arab Emirates (Cost $6,418) 8,107
UNITED KINGDOM 2.0%
Common Stocks 2.0%
Centamin  608,752 994

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
Endeavour Mining  40,808 912
Total United Kingdom (Cost $1,621) 1,906
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.36% (2)(3) 389,876 390
Total Short-Term Investments (Cost $390) 390
Total Investments in Securities  100.4%
(Cost $75,791) $ 97,251
Other Assets Less Liabilities (0.4)% (377)
Net Assets 100.0% $ 96,874
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
CAD Canadian Dollar
GDR Global Depositary Receipts
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Africa & Middle East Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 21++
Totals $ —# $ — $ 21+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 414  ¤  ¤ $ 390
Total $ 390^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $21 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $390.

T. ROWE PRICE Africa & Middle East Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Africa & Middle East Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Africa & Middle East Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Africa & Middle East Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Africa & Middle East Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F168-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 96,861 $ — $ 96,861
Short-Term Investments 390 — — 390
Total $ 390 $ 96,861 $ — $ 97,251